Goodwill and Other Intangible Assets (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Amount recorded as goodwill
Goodwill, Beginning Balance	$ 666	$ 675
Disposal of Hopland-based wine business (Note14)	(49)
Foreign currency translation adjustment and other	8	(9)
Goodwill, Ending Balance	$ 625	$ 666